UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1. Investment Company Act File Number: 811-22808

Date of Notification: June 29, 2021

2. Exact name of Investment Company as specified in registration statement:

PREDEX

3. Address of principal executive office: (number, street, city, state, zip code)

PREDEX

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

4. Check one of the following:

  [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

  [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

  [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Michael Achterberg

Michael Achterberg

Treasurer

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

June 29, 2021

Dear PREDEX Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for PREDEX (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on June 29, 2021 and end on July 23, 2021.

If you wish to tender shares, please contact your financial consultant.

All Repurchase Requests must be submitted and received by PREDEX by 4:00 p.m., Eastern Time, Friday, July 23, 2021 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

PREDEX

REPURCHASE OFFER

1.       The Offer. PREDEX (the "Fund") is offering to repurchase, for cash, up to eleven percent (11%) of its issued and outstanding shares at a price equal to the respective share class net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.       Net Asset Value. On June 23, 2021, the NAV of the Class I shares (PRDEX) was $25.82 per share, the NAV of the Class T shares (PTDEX) was $25.95 per share, and the NAV of the Class W shares (PWDEX) was $25.95 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The NAV of each share class can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV of each share class may be obtained by calling 1-877-940-7202 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.       Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, July 23, 2021.

4.       Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on July 23, 2021 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.       Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.       Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than eleven percent (11%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than thirteen percent (13%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. If you own less than one hundred shares through a Financial Intermediary and tender all shares for repurchase, and those shares are held by a Financial Intermediary in an omnibus account, it may not be possible for your shares to be redeemed in full prior to any proration of repurchase requests received from all other shareholders. Therefore, in that situation, your shares may not be fully redeemed, and you may continue to hold shares in the Fund through your Financial Intermediary.

Additionally, estates may be able to liquidate additional shares beyond the prorated amount, depending upon the liquidity available in the Fund. The Fund may, in its discretion, limit the number of additional estate-related shares repurchased in this manner to no more than 0.10% of its outstanding shares. The Fund may require documentation of estate status. Please contact the Fund at 1-877-940-7202 to indicate you have shares eligible for such treatment.

The Fund will also repurchase any additional shares that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts. A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). The Fund may, in its discretion, limit the number of additional shares repurchased in this manner to no more than 0.10% of its outstanding shares. Please contact the Fund at 1-877-940-7202 to indicate you have shares eligible for such treatment.

In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.       Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, July 23, 2021.

8.       Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and
•	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9.       Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.       Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s adviser, the Fund’s transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s adviser, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

June 29, 2021

Dear PREDEX Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for PREDEX (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on June 29, 2021 and end on July 23, 2021.

If you wish to tender shares, please contact your financial consultant if you own these shares through a broker-dealer or advisor. Otherwise, please complete the attached Repurchase Request Form.

All Repurchase Request Forms must be completed in proper form and received by PREDEX by 4:00 p.m., Eastern Time, Friday, July 23, 2021 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

PREDEX

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, JULY 23, 2021.

PREDEX

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to eleven percent (11%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:

_________________________________              Account Number: _______________________________

_________________________________              Daytime Telephone Number: ______________________

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate). If tendering more than one share class, please submit a separate form for each share class:

Class of Shares to be tendered: Class I Shares (PRDEX): _____ Class T Shares (PTDEX): _____ Class W Shares (PWDEX): _____

_____ Full Tender:	Please tender all shares in my account.
_____ Partial Tender:	Please tender ___________shares from my account.
_____ Dollar Amount:	Please tender enough shares to net $____________

 If Estate Tender, please check box and contact the Fund at 1-877-940-7202 to determine eligibility.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____ Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

_____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-877-940-7202 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________ Date: _____________________

____________________________             _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________